DIRECTORS AND OFFICERS
Barton M. Biggs
CHAIRMAN OF THE BOARD OF DIRECTORS

Ronald E. Robison
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

Gerard E. Jones
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

Andrew McNally IV
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Samuel T. Reeves
DIRECTOR

Fergus Reid
DIRECTOR

Frederick O. Robertshaw
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Arthur J. Lev
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

Robin L. Conkey
ASSISTANT TREASURER

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(800) 730-6001

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.


FIRST QUARTER REPORT

MORGAN STANLEY INVESTMENT MANAGEMENT

MORGAN STANLEY EMERGING MARKETS FUND, INC.
March  31, 2001

LETTER TO SHAREHOLDERS

For the three months ended March 31, 2001, the Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -8.16% compared with -5.46% for the Morgan Stanley Capital International
(MSCI) Emerging Markets Free Index (the "Index"). For the period from commencement of operations on November 1, 1991 through March 31, 2001, the Fund's total return, based on net asset value per share, was 99.80% compared with 43.28% for the Index. On March 31, 2001, the closing price of the Fund's shares on the New York Stock Exchange was $8.33, representing a 17.8% discount to the Fund's net asset value per share.

MARKET OVERVIEW

Underperformance relative to the Index was largely attributable to stock selection, specifically in Brazil, Israel and South Korea. Country allocation also detracted from performance. Our overweight stance in Israel and underweight position in Taiwan hurt performance as these markets returned -30.9% and +18.0%, respectively. Equity selections in South Africa, Taiwan and Mexico combined with our overweight stance in South Korea (index return, +2.3%) and underweight position in Greece (-13.9%) helped relative performance.

During the first quarter of 2001, investors witnessed a continuation of the global stock market correction of 2000. While there was a sharp rally in January as the emerging markets appreciated double-digits on the back of interest rate cuts in the U.S. and a pick-up in global equity markets, the good news was short-lived. February and March were difficult months for global markets. Investors remained focused on the slowing pace of global economic growth, and specifically turned their attention to the U.S. While cuts in U.S. interest rates generally support equity markets, it appeared that the depth and duration of the U.S. and global slowdown might be worse than originally anticipated. Additionally, profit downgrades and earnings disappointments, particularly from U.S.-based technology companies, further depressed investor sentiment.

In addition to an unsupportive global environment, the emerging markets contended with the forced devaluation of the Turkish lira during the first quarter. Unlike the currency-related problems of the mid-1990s, this event was country specific with virtually no impact on other countries.

The 5.5% decline in the emerging markets during the first quarter masked disparate returns among countries and regions. Asia was the best performing region, returning +0.3%, followed by Latin America which fell 2.2% and Europe and the Middle East which declined 21.9%. Taiwan posted the best return, appreciating 18.0% while Turkey was the laggard, plunging 44.5%.

Going forward, the emerging markets will continue to be affected by global developments. Recently, we have witnessed additional interest rate cuts, notably in the U.S., to which the emerging markets have responded favorably. We are cautious in the short-term based on our view regarding global economic growth. Nevertheless, we remain optimistic regarding the long-term prospects, as we believe the emerging markets will ultimately benefit from the restructuring and reforms taking place.

OTHER DEVELOPMENTS

On July 30, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the three months ended March 31, 2001, the Fund has repurchased 123,700 of its shares at an average discount of 17.84% from net asset value per share. From the inception of the program through March 31, 2001, the Fund has repurchased 3,613,700 of its shares at an average discount of 20.83% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

As part of an ongoing global branding initiative, Morgan Stanley Dean Witter has changed its brand name to "Morgan Stanley." In connection with this change, the name of the Fund has been changed effective May 1, 2001, to Morgan Stanley Emerging Markets Fund, Inc. The new name appears in this quarterly report and, beginning on May 21, 2001, will be shown in the financial press and on the Fund's website.

In addition to the name change, the cover of this quarterly report introduces the new look of the Fund's financial reports to shareholders. The semi-annual report to shareholders dated June 30, 2001 will present the new look throughout the report.

We appreciate your continued support. If you have any questions or comments on these changes, please contact us through our website, www.morganstanley.com/im, or call us at 1-800-221-6726.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
PRESIDENT AND DIRECTOR
April 2001

Morgan Stanley Emerging Markets Fund, Inc.
Investment Summary as of March 31, 2001 (Unaudited)

HISTORICAL                                                                   TOTAL RETURN (%)
INFORMATION                                -------------------------------------------------------------
                                            MARKET VALUE (1)   NET ASSET VALUE (2)       INDEX (3)
                                           ------------------- -------------------  --------------------
                                                       AVERAGE             AVERAGE              AVERAGE
                                           CUMULATIVE  ANNUAL   CUMULATIVE  ANNUAL  CUMULATIVE  ANNUAL
                                           ----------  -------  ---------- -------  ----------  -------
              YEAR TO DATE                       -4.80%      --      -8.16%     --       -5.46%     --
              ONE YEAR                          -41.55   -41.55%    -46.30  -46.30%     -35.95   -35.95%
              FIVE YEAR                         -21.26    -4.67      -1.37   -0.28      -28.07    -6.38
              SINCE INCEPTION*                   64.29     5.42      99.80    7.62       43.28     3.89

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

RETURNS AND PER SHARE INFORMATION

[CHART]

                                                  YEAR ENDED DECEMBER 31,
                                                                                                               THREE MONTHS
                                                                                                                  ENDED
                                                                                                                 MARCH 31,
                            1991*    1992    1993    1994     1995     1996    1997      1998    1999   2000       2001
                           ------  ------  ------  ------    ------  ------   ------   ------  ------  ------  ------------
Net Asset Value Per Share  $14.71  $16.74  $28.20  $20.30    $14.69  $15.69   $15.52   $10.33  $21.26  $11.03       $10.13
Market Value Per Share     $14.25  $18.13  $31.63  $21.50    $15.50  $13.88   $13.06    $8.13  $16.31   $8.75        $8.33
Premium/(Discount)          -3.1%    8.3%   12.2%    5.9%      5.5%  -11.5%   -15.9%   -21.3%  -23.3%  -20.7%       -17.8%
Income Dividends            $0.04   $0.01      --      --        --   $0.05    $0.01    $0.11      --      --           --
Capital Gains                  --   $0.01   $1.49   $6.50     $1.29   $0.98    $0.01    $2.18      --   $2.31           --
  Distributions
Fund Total Return (2)        4.61%  13.94%  95.22%+ -5.33%   -16.30%+ 13.84%   -0.97%  -19.61% 105.81% -36.74%       -8.16%
Index Total Return (3)       9.58%  11.40%  74.84%  -7.32%    -5.21%   6.03%  -11.59%  -25.34%  66.41% -30.57%       -5.46%


(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Morgan Stanley Capital International Emerging Markets Free Index (the "Index") is a market capitalization weighted index comprised of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.

*   The Fund commenced operations on November 1, 1991.

+ This return does not include the effect of the rights issued in connection with the Rights Offering.

   FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

Morgan Stanley Emerging Markets Fund, Inc.
Portfolio Summary as of March 31, 2001 (Unaudited)

ALLOCATION OF TOTAL INVESTMENTS
[CHART]

Short-Term Investments                                    (6.3%)
Equity Securities                                        (93.7%)

INDUSTRIES
[CHART]

Other                                                    (33.9%)
Communications Equipment                                  (2.5%)
Electronic Equipment & Instruments                        (2.5%)
Beverages                                                 (2.6%)
Pharmaceuticals                                           (2.7%)
Metals & Mining                                           (3.8%)
Oil & Gas                                                 (6.4%)
Wireless Telecommunication Services                      (11.1%)
Semiconductor Equipment & Products                       (11.2%)
Banks                                                    (11.4%)
Diversified Telecommunication Services                   (11.9%)

COUNTRY WEIGHTINGS
[CHART]

Other                                                    (17.2%)
Poland                                                    (2.8%)
Russia                                                    (3.7%)
Israel                                                    (6.1%)
South Africa                                              (6.2%)
India                                                     (6.9%)
China/Hong Kong                                           (7.4%)
Mexico                                                   (11.3%)
Brazil                                                   (12.1%)
Taiwan                                                   (12.8%)
South Korea                                              (13.5%)

TEN LARGEST HOLDINGS*

                                                        PERCENT OF
                                                        NET ASSETS
                                                        ----------
 1. Samsung Electronics Co., Ltd. (South Korea)            4.8%
 2. China Mobile (Hong Kong) Ltd. (China/Hong Kong)        3.6
 3. Telmex (Mexico)                                        3.0
 4. Taiwan Semiconductor Manufacturing Co. (Taiwan)        2.8
 5. Cellular CRT (Brazil)                                  1.9
 6. Petrobras SA (Brazil)                                  1.8
 7. United Microelectronics Corp. (Taiwan)                 1.6
 8. Teva Pharmaceutical Industries Ltd. (Israel)           1.6
 9. SK Telecom Co., Ltd. (South Korea)                     1.5
10. Hon Hai Precision Industry Co., Ltd.(Taiwan)           1.4
                                                          ----
                                                          24.0%
                                                          ====

* Excludes short-term investments.

INVESTMENTS (UNAUDITED)

MARCH 31, 2001

                                                                                                 VALUE
                                                                          SHARES                 (000)
COMMON STOCKS (92.3%)
(Unless otherwise noted)
ARGENTINA (0.5%)
BANKS
   Banco Frances SA ADR                                                    4,010          U.S.$    105
                                                                                          ------------
DIVERSIFIED TELECOMMUNICATION SERVICES
   Telecom Argentina  Stet - France Telecom SA ADR                        46,880                   731
                                                                                          ------------
METALS & MINING
  Acindar Industria Argentina de Aceros SA 'B'                            43,091                    44
   Siderar SA 'A'                                                         19,206                    50
                                                                                          ------------
                                                                                                    94
                                                                                          ------------
REAL ESTATE
   IRSA GDR                                                                2,181                    32
                                                                                          ------------
                                                                                                   962
                                                                                          ------------
BRAZIL (12.1%)
AEROSPACE & DEFENSE
   Embraer ADR                                                            25,200                   955
                                                                                          ------------
BANKS
   Banco Itau SA (Preferred)                                           8,417,000                   657
   Banco Nacional SA (Preferred)                                      61,598,720                     1
   Unibanco SA (Preferred) GDR                                            95,355                 1,945
                                                                                          ------------
                                                                                                 2,603
                                                                                          ------------
BEVERAGES
   Cia de Bebidas das Americas (Preferred)                               137,000                    32
   Cia de Bebidas das Americas ADR                                        16,160                   377
                                                                                          ------------
                                                                                                   409
                                                                                          ------------
DIVERSIFIED TELECOMMUNICATION SERVICES
   Brasil Telecom SA                                                 308,337,715                 1,719
   Brasil Telecom Participacoes SA ADR                                    18,232                   714
   Brasil Telecom Participacoes SA (Preferred)                        85,859,445                   676
   Brasil Telecom Participacoes SA (Rights)                           85,859,445                     1
   Embratel SA ADR                                                         9,800                    91
   Embratel SA (Preferred)                                            69,073,000                   651
   Tele Norte-Leste (Preferred)                                       28,377,992                   461
   Tele Norte-Leste (Preferred) ADR                                       97,929                 1,594
   Telebras SA (Preferred) ADR                                            23,222                 1,123
                                                                                          ------------
                                                                                                 7,030
                                                                                          ------------
ELECTRIC UTILITIES
   CEMIG SA ADR                                                           34,863                   438
   CEMIG SA (Preferred)                                                9,789,127                   124
   CEMIG SA (Preferred) ADR                                                9,208                   116
   Eletrobras                                                          4,495,000                    87
   Eletrobras ADR                                                          8,600                    82
   Eletrobras (Preferred) 'B'                                          3,782,000                    70
                                                                                          ------------
                                                                                                   917
                                                                                          ------------
METALS & MINING
   CVRD ADR                                                               60,589                 1,491
   CVRD (Preferred) 'A'                                                   33,323                   820
                                                                                          ------------
                                                                                                 2,311
                                                                                          ------------
MULTILINE RETAIL
   Lojas Arapua SA (Preferred)                                        30,412,000                    --@
   Lojas Arapua SA (Preferred) ADR                                        31,540                    --@
                                                                                          ------------
                                                                                                    --@
                                                                                          ------------
OIL & GAS
   Petrobras SA ADR                                                       66,340                 1,579
   Petrobras SA (Preferred)                                               75,587                 1,649
   Petrobras SA (Preferred) ADR                                            8,650                   188
                                                                                          ------------
                                                                                                 3,416
                                                                                          ------------
PAPER & FOREST PRODUCTS
   Votorantim Celulose e Papel SA ADR                                     32,300                   396
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES
   Celular CRT (Preferred) 'A'                                         8,893,547                 3,759
   Tele Celular Sul ADR                                                   10,807                   192
   Tele Celular Sul (Preferred)                                      137,409,345                   249
   Telemig Celular SA ADR                                                  3,043                   122
   Telemig Celular SA (Preferred)                                    138,652,795                   280
   Telesp Celular SA ADR                                                  20,633                   306
   Telesp Celular SA (Preferred) 'B'                                  77,380,935                   456
                                                                                          ------------
                                                                                                 5,364
                                                                                          ------------
                                                                                                23,401
                                                                                          ------------
CHILE(0.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES
   Telefonica CTC Chile ADR                                               49,740                   657
                                                                                          ------------
ELECTRIC UTILITIES
   Enersis SA ADR                                                         12,900                   216
                                                                                          ------------
                                                                                                   873
                                                                                          ------------
CHINA/HONG KONG (7.4%)
AUTOMOBILES
   Brilliance China Automotive                                           975,000                   284
                                                                                          ------------
COMMUNICATIONS EQUIPMENT
   Nanjing Panda Electronics Co., Ltd.                                 1,536,000                   492
                                                                                          ------------
COMPUTERS & PERIPHERALS
   Legend Holdings Ltd.                                                1,222,000                   830
                                                                                          ------------
INDUSTRIAL CONGLOMERATES
   China Merchants Holdings International Co., Ltd.                      793,000                   554
   Citic Pacific Ltd.                                                    463,000                 1,339
                                                                                          ------------
                                                                                                 1,893
                                                                                          ------------
INTERNET SOFTWARE & SERVICES
   Timeless Software Ltd.                                              1,162,000                    89
                                                                                          ------------
MEDIA
   Asia Satellite Telecommunications Holdings Ltd.                       116,000                   208
   Sun Television Cybernetworks Holdings Ltd.                          8,802,700                   161
                                                                                          ------------
                                                                                                   369
                                                                                          ------------
METALS & MINING
   Yanzhou Coal Mining Co., Ltd.                                         212,000                    81
   Yanzhou Coal Mining Co., Ltd. ADR                                      23,930                   449
                                                                                          ------------
                                                                                                   530
                                                                                          ------------

                                                                                                 VALUE
                                                                          SHARES                 (000)
CHINA/HONG KONG (CONTINUED)
OIL & GAS
   CNOOC Ltd.                                                            984,000          U.S.$    870
   CNOOC Ltd. ADR                                                         41,800                   736
                                                                                          ------------
                                                                                                 1,606
                                                                                          ------------
SOFTWARE
   Founder Holdings Ltd.                                                 940,000                   196
                                                                                          ------------
TEXTILES & APPAREL
   Yue Yuen Industrial Holdings Ltd.                                      99,000                   173
                                                                                          ------------
TRANSPORTATION INFRASTRUCTURE
   Cosco Pacific Ltd.                                                    984,000                   587
   Travelsky Technology Ltd.                                              69,000                    45
                                                                                          ------------
                                                                                                   632
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES
   China Mobile (Hong Kong) Ltd.                                       1,313,000                 5,774
   China Mobile (Hong Kong) Ltd. ADR                                      56,600                 1,246
   China Unicom Ltd.                                                     112,000                   121
   China Unicom Ltd. ADR                                                   9,200                    99
                                                                                          ------------
                                                                                                 7,240
                                                                                          ------------
                                                                                                14,334
                                                                                          ------------
COLOMBIA (0.0%)
BANKS
   Bancolombia (Preferred)                                                 6,249                     3
                                                                                          ------------
CZECH REPUBLIC (0.2%)
DIVERSIFIED TELECOMMUNICATION SERVICES
   Cesky Telecom AS                                                       23,234                   216
   Cesky Telecom AS GDR                                                   20,110                   190
                                                                                          ------------
                                                                                                   406
                                                                                          ------------
EGYPT (0.3%)
GAS UTILITIES
   Egypt Gas Co.                                                           6,100                   168
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES
   Egyptian Company for Mobile Services                                   32,915                   470
                                                                                          ------------
                                                                                                   638
                                                                                          ------------
GREECE (1.5%)
BANKS
   Alpha Bank SA                                                          11,990                   309
   Bank of Piraeus                                                        11,940                   131
   Commercial Bank of Greece                                               8,380                   369
   National Bank of Greece SA                                             41,410                 1,401
   National Bank of Greece SA ADR                                         39,950                   274
                                                                                          ------------
                                                                                                 2,484
                                                                                          ------------
DIVERSIFIED TELECOMMUNICATION SERVICES
   Hellenic Telecommunication Organization (OTE)                          34,448                   459
                                                                                          ------------
                                                                                                 2,943
                                                                                          ------------
HUNGARY (1.3%)
BANKS
   OTP Bank Rt.                                                           12,021                   556
   OTP Bank Rt. GDR                                                           80                     4
                                                                                          ------------
                                                                                                   560
                                                                                          ------------
DIVERSIFIED TELECOMMUNICATION SERVICES
   Matav Rt.                                                              68,664                   196
   Matav Rt. ADR                                                          62,242                   908
                                                                                          ------------
                                                                                                 1,104
                                                                                          ------------
OIL & GAS
   MOL Magyar Olaj-es Gazipari Rt.                                        25,357                   353
   MOL Magyar Olaj-es Gazipari Rt. GDR                                       710                    10
                                                                                          ------------
                                                                                                   363
                                                                                          ------------
PHARMACEUTICALS
   Gedeon Richter Rt.                                                      7,389                   384
   Gedeon Richter Rt. GDR                                                  3,600                   188
                                                                                          ------------
                                                                                                   572
                                                                                          ------------
                                                                                                 2,599
                                                                                          ------------
INDIA (6.2%)
AUTOMOBILES
   Hero Honda Motors Ltd.                                                 85,765                   258
                                                                                          ------------
BANKS
   HDFC Bank Ltd.                                                         46,000                   227
   State Bank of India Ltd.                                               99,000                   424
                                                                                          ------------
                                                                                                   651
                                                                                          ------------
CHEMICALS
   Indo Gulf Corp., Ltd.                                                 114,000                    84
   Reliance Industries Ltd.                                              123,633                 1,035
                                                                                          ------------
                                                                                                 1,119
                                                                                          ------------
COMPUTERS & PERIPHERALS
   Digital Equipment (India) Ltd.                                         16,000                   142
                                                                                          ------------
CONSTRUCTION MATERIALS
   Gujarat Ambuja Cements                                                121,000                   399
                                                                                          ------------
DIVERSIFIED FINANCIALS
   Housing Development Finance Corp., Ltd.                                77,600                   905
                                                                                          ------------
DIVERSIFIED TELECOMMUNICATION SERVICES
   Mahanagar Telephone Nigam Ltd.                                        221,930                   628
   Mahanagar Telephone Nigam Ltd., GDR                                    33,050                   196
                                                                                          ------------
                                                                                                   824
                                                                                          ------------
ELECTRIC UTILITIES
   BSES Ltd.                                                              57,500                   231
                                                                                          ------------
ELECTRICAL EQUIPMENT
   Bharat Heavy Electricals Ltd.                                         191,700                   583
                                                                                          ------------
FOOD & BEVERAGES
   Nestle India Ltd.                                                      10,250                   111
                                                                                          ------------
HOUSEHOLD PRODUCTS
   Colgate-Palmolive (India)                                              29,082                    96
   Hindustan Lever Ltd.                                                  358,000                 1,677
                                                                                          ------------
                                                                                                 1,773
                                                                                          ------------

                                                                                                 VALUE
                                                                          SHARES                 (000)
INDIA (CONTINUED)
INTERNET SOFTWARE & SERVICES
   India-Info.com Private Co., Ltd.                                      116,052          U.S.$     50
                                                                                          ------------
IT CONSULTING & SERVICES
   HCL Technologies Ltd.                                                  33,400                   264
   Infosys Technologies Ltd.                                              14,100                 1,232
   NIIT Ltd.                                                              10,750                   165
   Satyam Computer Services                                                1,000                     5
   Wipro Ltd.                                                              7,750                   221
   Wipro Ltd. ADR                                                          6,000                   193
                                                                                          ------------
                                                                                                 2,080
                                                                                          ------------
MEDIA
   Zee Telefilms Ltd.                                                     75,500                   197
                                                                                          ------------
OIL & GAS
   Bharat Petroleum Corp., Ltd.                                           80,000                   327
   Hindustan Petroleum Corp., Ltd.                                       120,500                   414
                                                                                          ------------
                                                                                                   741
                                                                                          ------------
PHARMACEUTICALS
   Cipla Ltd.                                                             20,050                   429
   Dabur (India) Ltd.                                                    117,000                   153
   Dr. Reddy's Laboratories Ltd.                                          15,550                   415
   Lupin Laboratories Ltd.                                                27,000                    89
   Ranbaxy Laboratories Ltd.                                              32,246                   398
   Strides Arcolab Ltd.                                                   31,000                    64
                                                                                          ------------
                                                                                                 1,548
                                                                                          ------------
ROAD & RAIL
   Container Corp. of India Ltd.                                         107,600                   327
                                                                                          ------------
TOBACCO
   ITC Ltd.                                                                3,200                    56
   ITC Ltd. GDR                                                           10,000                   167
                                                                                          ------------
                                                                                                   223
                                                                                          ------------
                                                                                                12,162
                                                                                          ------------
INDONESIA (0.6%)
DIVERSIFIED TELECOMMUNICATION SERVICES
   Telekomunikasi Indonesia ADR                                           54,264                   252
                                                                                          ------------
TOBACCO
   Gudang Garam Tbk                                                      753,960                   937
                                                                                          ------------
                                                                                                 1,189
                                                                                          ------------
ISRAEL (6.1%)
COMMUNICATIONS EQUIPMENT
   AudioCodes Ltd.                                                        38,600                   343
   BreezeCom Ltd.                                                         78,125                   522
   Comverse Technology, Inc.                                               4,500                   265
   ECI Telecom Ltd.                                                      329,310                 2,511
                                                                                          ------------
                                                                                                 3,641
                                                                                          ------------
DIVERSIFIED TELECOMMUNICATION SERVICES
   Ceragon Networks Ltd.                                                  35,010                   217
                                                                                          ------------
INTERNET SOFTWARE & SERVICES
   Aladdin Knowledge Systems                                              32,840                   105
   RADVision Ltd.                                                         61,294                   425
   RADWARE Ltd.                                                           57,841                   654
                                                                                          ------------
                                                                                                 1,184
                                                                                          ------------
IT CONSULTING & SERVICES
   Check Point Software Technologies Ltd.                                 47,890                 2,275
                                                                                          ------------
PHARMACEUTICALS
   Teva Pharmaceutical Industries Ltd.                                    12,420                   685
   Teva Pharmaceutical Industries Ltd. ADR                                44,445                 2,428
                                                                                          ------------
                                                                                                 3,113
                                                                                          ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
   Metalink Ltd.                                                          13,560                   106
   Zoran Corp.                                                            34,480                   528
                                                                                          ------------
                                                                                                   634
                                                                                          ------------
SOFTWARE
   TTI Team Telecom International Ltd.                                    58,960                   752
                                                                                          ------------
                                                                                                11,816
                                                                                          ------------
MALAYSIA (2.1%)
BANKS
   Malayan Banking Bhd                                                   260,600                   864
   Public Bank Bhd                                                       291,000                   239
                                                                                          ------------
                                                                                                 1,103
                                                                                          ------------
DIVERSIFIED TELECOMMUNICATION SERVICES
   Telekom Malaysia Bhd                                                  249,000                   767
                                                                                          ------------
ELECTRIC UTILITIES
   Tenaga Nasional Bhd                                                   194,000                   602
                                                                                          ------------
HOTELS RESTAURANTS & LEISURE
   Resorts World Bhd                                                     130,000                   200
                                                                                          ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
   Malaysian Pacific Industries Bhd                                       67,000                   217
                                                                                          ------------
TOBACCO
   British American Tobacco (Malaysia) Bhd                                97,200                   902
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES
   Digi.com Bhd                                                          287,000                   367
                                                                                          ------------
                                                                                                 4,158
                                                                                          ------------
MEXICO (11.3%)
BANKS
   Bancomer 'O'                                                          995,581                   666
   Grupo Financiero Banamex Accival SA de CV                           1,529,232                 2,701
   Grupo Financiero Bancomer ADR                                          64,825                   867
                                                                                          ------------
                                                                                                 4,234
                                                                                          ------------
BEVERAGES
   FEMSA                                                                 510,675                 1,812
   FEMSA ADR                                                              19,148                   680
   Grupo Modelo SA 'C'                                                    61,000                   144
                                                                                          ------------
                                                                                                 2,636
                                                                                          ------------
CONSTRUCTION MATERIALS
   Cemex SA ADR                                                           21,292                   458
   Cemex SA CPO                                                          284,227                 1,222
                                                                                          ------------
                                                                                                 1,680
                                                                                          ------------
DIVERSIFIED TELECOMMUNICATION SERVICES
   Telmex 'L'  ADR                                                       185,475                 5,850
                                                                                          ------------

                                                                                                 VALUE
                                                                          SHARES                 (000)
MEXICO (CONTINUED)
INDUSTRIAL CONGLOMERATES
   Alfa SA 'A'                                                           299,555          U.S.$    445
   Grupo Carso SA 'A1'                                                   112,074                   266
                                                                                          ------------
                                                                                                   711
                                                                                          ------------
MEDIA
   Grupo Televisa CPO GDR                                                 42,450                 1,418
                                                                                          ------------
MULTILINE RETAIL
   Grupo Sanborns SA 'B1'                                                 18,550                    23
   Wal-mart de Mexico ADR                                                 28,162                   656
   Wal-mart de Mexico 'C'                                                292,733                   622
   Wal-mart de Mexico 'V'                                                113,259                   263
                                                                                          ------------
                                                                                                 1,564
                                                                                          ------------
PAPER & FOREST PRODUCTS
   Kimberly-Clark de Mexico SA 'A'                                       261,958                   742
                                                                                          ------------
TRANSPORTATION INFRASTRUCTURE
   Grupo Aeroportuario del Sureste SA ADR                                 38,250                   741
   Grupo Aeroportuario del Sureste SA 'B'                                149,200                   278
                                                                                          ------------
                                                                                                 1,019
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES
   America Movil SA de CV                                                152,727                 2,237
                                                                                          ------------
                                                                                                22,091
                                                                                          ------------
POLAND (2.8%)
BANKS
   Bank Pekao                                                             37,689                   599
   Bank Rozwoju Eksportu                                                   3,142                    89
   Powszechny Bank Kredytowy                                               3,461                    90
   Wielkopolski Bank Kredytowy                                            10,572                    69
                                                                                          ------------
                                                                                                   847
                                                                                          ------------
DIVERSIFIED TELECOMMUNICATION SERVICES
   Telekomunikacja Polska SA GDR                                         401,017                 2,166
                                                                                          ------------
ELECTRICAL EQUIPMENT
   Elektrim Spolka Akcyjna SA                                             27,534                   184
                                                                                          ------------
MULTILINE RETAIL
   Eastbridge                                                             33,600                 2,259
                                                                                          ------------
                                                                                                 5,456
                                                                                          ------------
RUSSIA (3.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES
   Rostelecom ADR                                                         10,050                    46
                                                                                          ------------
ELECTRIC UTILITIES
   Unified Energy Systems ADR                                             11,000                   110
   Unified Energy Systems GDR                                            129,216                 1,292
                                                                                          ------------
                                                                                                 1,402
                                                                                          ------------
MEDIA
   Storyfirst Communications, Inc. 'C' (Preferred)                           270                   115
   Storyfirst Communications, Inc. 'D' (Preferred)                           720                   307
   Storyfirst Communications, Inc. 'E' (Preferred)                           780                   332
   Storyfirst Communications, Inc. 'F' (Preferred)                           139                   119
                                                                                          ------------
                                                                                                   873
                                                                                          ------------
OIL & GAS
   Gazprom ADR                                                            18,400                   118
   LUKoil Holdings ADR                                                    44,764                 1,665
   Surgutneftegaz ADR                                                    195,687                 2,089
   Surgutneftegaz  ADR (Preferred)                                        24,140                   258
                                                                                          ------------
                                                                                                 4,130
                                                                                          ------------
PAPER & FOREST PRODUCTS
   Alliance Cellulose Ltd. 'B'                                           156,075                   431
                                                                                          ------------
                                                                                                 6,882
                                                                                          ------------
SOUTH AFRICA (6.2%)
BANKS
   ABSA Group Ltd.                                                        98,900                   395
   FirstRand Ltd.                                                        719,400                   663
   Nedcor Ltd.                                                            57,734                   979
                                                                                          ------------
                                                                                                 2,037
                                                                                          ------------
BEVERAGES
   South African Breweries plc                                           262,684                 1,715
                                                                                          ------------
HOUSEHOLD DURABLES
   Ellerine Holdings Ltd.                                                 86,080                   206
                                                                                          ------------
INDUSTRIAL CONGLOMERATES
   Bidvest Group Ltd.                                                    113,393                   627
   Remgro Ltd.                                                           204,635                 1,197
                                                                                          ------------
                                                                                                 1,824
                                                                                          ------------
INSURANCE
   Liberty Group Ltd.                                                     36,780                   280
   Sanlam Ltd.                                                           595,000                   674
                                                                                          ------------
                                                                                                   954
                                                                                          ------------
METALS & MINING
   Anglo American Platinum Corp., Ltd.                                    12,760                   426
   De Beers (Centenary Linked Unit)                                       42,730                 1,622
   Impala Platinum Holdings Ltd.                                           8,400                   298
                                                                                          ------------
                                                                                                 2,346
                                                                                          ------------
OIL & GAS
   Sasol Ltd.                                                            221,500                 1,817
                                                                                          ------------
PAPER & FOREST PRODUCTS
   Sappi Ltd.                                                             86,800                   681
   Sappi Ltd. ADR                                                          4,600                    38
                                                                                          ------------
                                                                                                   719
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES
   M-Cell Ltd.                                                           181,360                   420
                                                                                          ------------
                                                                                                12,038
                                                                                          ------------
SOUTH KOREA (13.5%)
AUTOMOBILES
   Hyundai Motor Co., Ltd.                                               111,290                 1,438
                                                                                          ------------
BANKS
   H&CB                                                                   45,252                   721
   Kookmin Bank                                                          163,412                 1,670
   Shinhan Bank                                                          168,370                 1,347
                                                                                          ------------
                                                                                                 3,738
                                                                                          ------------
DIVERSIFIED FINANCIALS
   Samsung Securities Co.,  Ltd.                                          31,600                   712
                                                                                          ------------

                                                                                                 VALUE
                                                                          SHARES                 (000)
SOUTH KOREA (CONTINUED)
DIVERSIFIED TELECOMMUNICATION SERVICES
   Korea Telecom Corp.                                                    53,520          U.S.$  2,293
   Korea Telecom Corp. ADR                                                15,100                   351
                                                                                          ------------
                                                                                                 2,644
                                                                                          ------------
ELECTRIC UTILITIES
   Korea Electric Power Corp.                                             50,060                   760
   Korea Electric Power Corp. ADR                                         26,404                   214
                                                                                          ------------
                                                                                                   974
                                                                                          ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
   Humax Co., Ltd.                                                        76,985                   983
   Samsung Electro-Mechanics Co., Ltd.                                    12,737                   382
                                                                                          ------------
                                                                                                 1,365
                                                                                          ------------
FOOD PRODUCTS
   Tongyang Confectionery Co.                                             14,000                   177
                                                                                          ------------
INTERNET & CATALOG RETAIL
   LG Home Shopping, Inc.                                                    481                    13
                                                                                          ------------
MEDIA
   Cheil Communications, Inc.                                             12,120                   750
                                                                                          ------------
METALS & MINING
   Pohang Iron & Steel Co., Ltd.                                          25,720                 1,739
                                                                                          ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
   Samsung Electronics Co., Ltd.                                          56,722                 8,864
   Samsung Electronics Co., Ltd. (Preferred)                               7,990                   513
                                                                                          ------------
                                                                                                 9,377
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES
   Korea Telecom Freetel                                                  11,330                   332
   SK Telecom Co., Ltd.                                                   21,880                 3,008
                                                                                          ------------
                                                                                                 3,340
                                                                                          ------------
                                                                                                26,267
                                                                                          ------------
TAIWAN (12.8%)
BANKS
   Bank Sinopac                                                          880,000                   443
   Chinatrust Commercial Bank                                          1,267,838                 1,009
   Taipei Bank                                                           753,000                   459
   Taishin International Bank                                            739,532                   390
                                                                                          ------------
                                                                                                 2,301
                                                                                          ------------
CHEMICALS
   Nan Ya Plastic Corp.                                                  178,000                   212
                                                                                          ------------
COMPUTERS & PERIPHERALS
   Advantech Co., Ltd.                                                    77,900                   324
   Ambit Microsystems Corp.                                              118,246                   667
   Asustek Computer, Inc.                                                152,643                   791
   Compal Electronics, Inc.                                              588,100                 1,022
   Quanta Computer, Inc.                                                 284,000                 1,022
                                                                                          ------------
                                                                                                 3,826
                                                                                          ------------
ELECTRICAL EQUIPMENT
   Delta Electronics, Inc.                                               319,750                 1,121
                                                                                          ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
   Hon Hai Precision Industry Co., Ltd.                                  447,036                 2,739
   Yageo Corp.                                                           157,000                   242
                                                                                          ------------
                                                                                                 2,981
                                                                                          ------------
FOOD & DRUG RETAILING
   President Chain Store Corp.                                           209,376                   594
                                                                                          ------------
FOOD PRODUCTS
   Uni-President Enterprises Co.                                         729,000                   422
                                                                                          ------------
INSURANCE
   Cathay Life Insurance Co., Ltd.                                       234,000                   396
   Fubon Insurance Co.                                                   138,000                   126
                                                                                          ------------
                                                                                                   522
                                                                                          ------------
METALS & MINING
   China Steel Corp.                                                     765,000                   455
                                                                                          ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
   ASE Test Ltd.                                                          23,100                   281
   Elan Microelectronics Corp.                                           161,000                   442
   Macronix International Co., Ltd.                                      359,660                   570
   ProMos Technologies, Inc.                                             338,000                   392
   Siliconware Precision Industries Co.                                  869,736                   719
   Taiwan Semiconductor Manufacturing Co., Ltd.                        1,986,230                 5,359
   United Microelectronics Corp.                                       1,932,200                 3,122
   Winbond Electronics Corp.                                             590,430                   740
                                                                                          ------------
                                                                                                11,625
                                                                                          ------------
TEXTILES & APPAREL
   Far Eastern Textile Ltd.                                              524,072                   369
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES
   Taiwan Cellular Corp.                                                 228,000                   345
                                                                                          ------------
                                                                                                24,773
                                                                                          ------------
THAILAND (1.6%)
BANKS
   Thai Farmers Bank PCL (Foreign)                                       578,500                   299
                                                                                          ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
   Delta Electronics (Thailand) PCL (Foreign)                            120,624                   528
                                                                                          ------------
MEDIA
   BEC World PCL (Foreign)                                               112,300                   598
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES
   Advanced Info Service PCL (Foreign)                                   117,100                 1,108
   Shin Corporations PCL                                                 105,900                   386
   Total Access Communication PCL                                         91,600                   275
                                                                                          ------------
                                                                                                 1,769
                                                                                          ------------
                                                                                                 3,194
                                                                                          ------------
TURKEY (1.8%)
BANKS
   Akbank TAS                                                        102,416,000                   343
   Turkiye Garanti Bankasi AS                                         20,159,183                    59
   Yapi ve Kredi Bankasi AS                                          285,830,650                   806
   Yapi ve Kredi Bankasi AS GDR                                           20,900                    59
                                                                                          ------------
                                                                                                 1,267
                                                                                          ------------
BEVERAGES
   Anadolu Efes Biracilik ve Malt Sanayii AS                           8,803,588                   265
                                                                                          ------------

                                                                                                 VALUE
                                                                          SHARES                 (000)
TURKEY (CONTINUED)
COMMUNICATIONS EQUIPMENT
   Alcatel Teletas Telekomunikasyon Endustri ve Ticaret AS             1,781,297          U.S.$     60
   Netas Northern Electric Telekomunikasyon AS                        12,167,059                   652
                                                                                          ------------
                                                                                                   712
                                                                                          ------------
DIVERSIFIED FINANCIALS
   Koc Holding                                                         2,188,000                    61
   Sabanci Holdings                                                   26,266,049                   102
                                                                                          ------------
                                                                                                   163
                                                                                          ------------
FOOD & DRUG RETAILING
   Migros Turk TAS                                                     3,387,000                   237
                                                                                          ------------
HOUSEHOLD DURABLES
   Vestel Elektronik Sanayi ve Ticaret AS                            110,210,836                   272
                                                                                          ------------
OIL & GAS
   Tupras-Turkiye Petrol Rafinerileri AS                              17,530,000                   440
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES
   Turkcell Iletisim Hizmetleri  AS                                       28,295                    89
                                                                                          ------------
                                                                                                 3,445
                                                                                          ------------
TOTAL COMMON STOCKS
      (Cost U.S.$239,561)                                                                      179,630
                                                                                          ------------
INVESTMENT COMPANIES (0.7%)
AFRICA (0.0%)
   Morgan Stanley Dean Witter Africa Investment Fund, Inc.                 8,156                    62
                                                                                          ------------
INDIA (0.7%)
   Morgan Stanley Growth Fund                                          6,881,400                 1,326
                                                                                          ------------
TOTAL INVESTMENT COMPANIES
   (Cost U.S.$1,461)                                                                             1,388
                                                                                          ------------
                                                                         NO. OF
                                                                          UNITS
UNITS (0.2%)
RUSSIA (0.2%)
   Storyfirst Communications, Inc., First Section, Tranche
     I (Convertible)                                                         639                   272
   Storyfirst Communications, Inc., Second Section,
     Tranche II (Convertible)                                                152                    65
   Storyfirst Communications, Inc., Tranche IV
     (Convertible)                                                           207                    88
                                                                                          ------------
TOTAL UNITS
   (Cost U.S.$1,192)                                                                               425
                                                                                          ------------
                                                                            FACE
                                                                          AMOUNT                 VALUE
                                                                           (000)                 (000)
DEBT INSTRUMENTS (0.0%)
INDIA (0.0%)
MULTI-INDUSTRY
   DCM Shriram Industries Ltd. 9.90%, 2/21/02                                335  U.S.$             --@
   DCM Shriram Industries Ltd. (Convertible) 7.50%, 2/21/02                  330                    --@
   Shri Ishar Alloy Steels Ltd. 15.00%, 4/21/01                              581                    --@
TOTAL DEBT INSTRUMENTS
   (Cost U.S.$1,495)                                                                                --@
                                                                                          ------------
SHORT-TERM INVESTMENT (5.6%)
UNITED STATES (5.6%)
REPURCHASE AGREEMENT
   (a)Chase Securities, Inc., 4.90%
       dated 03/30/01, due
       04/02/01
       (Cost U.S.$10,932)                                     U.S.$       10,932                10,932
                                                                                          ------------
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (0.7%)
   Argentine Peso                                             ARP             10                    10
   Brazilian Real                                             BRL             17                     8
   British Pound                                              GBP            293                   415
   Euro                                                       EUR             43                    38
   Hungarian Forint                                           HUF            267                     1
   Indian Rupee                                               INR          1,226                    26
   Mexican Peso                                               MXP            243                    26
   South African Rand                                         ZAR             11                     1
   Taiwan Dollar                                              TWD         23,272                   710
                                                                                          ------------
      TOTAL FOREIGN CURRENCY
      (Cost U.S.$1,243)                                                                          1,235
                                                                                          ------------

                                                                          AMOUNT                VALUE
                                                                           (000)                 (000)
TOTAL INVESTMENTS (95.5%)
   (Cost U.S.$255,884)                                                                    U.S.$193,610
                                                                                          ------------
OTHER ASSETS AND LIABILITIES (0.5%)
   Other Assets                                               U.S.$       14,374
   Liabilities                                                           (13,342)                1,032
                                                              ------------------          ------------
NET ASSETS (100.0%)
   Applicable to 19,211,644 issued and
     outstanding U.S.$0.01 par value shares
         (100,000,000 shares authorized)                                                  U.S.$194,642
                                                                                          ============
   NET ASSET VALUE PER SHARE                                                              U.S.$  10.13
                                                                                          ============

(a) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this schedule of investments. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

@ -- Value is less than U.S.$ 500.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt

MARCH 31, 2001 EXCHANGE RATES:
ARP          Argentine Peso                           0.998 = U.S.$1.00
BRL          Brazilian Real                           2.153 = U.S.$1.00
GBP          British Pound                            1.416 = U.S.$1.00
EUR          Euro                                     1.140 = U.S.$1.00
HUF          Hungarian Forint                       303.165 = U.S.$1.00
INR          Indian Rupee                            46.710 = U.S.$1.00
MXP          Mexican Peso                             9.484 = U.S.$1.00
ZAR          South African Rand                       8.033 = U.S.$1.00
TWD          Taiwan Dollar                           32.800 = U.S.$1.00

                                                                SKU#1078-QR-01